Tax Receivable Agreement - Additional Information (Details) - Tax Receivable Agreement Liability $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financing Receivable, Past Due [Line Items]
Federal, state and local income tax rate	26.40%	26.40%
Conversion of noncontrolling interest	$ 67	$ 43
Discount Rate
Financing Receivable, Past Due [Line Items]
Measurement Input	8.8	9.2